Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options (Details) - March 2023 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	3.40%	3.40%
Dividend yield	0.00%	0.00%
Volatility	120.00%	120.00%
Stock price	$ 0.11	$ 0.11
Weighted average life	3 years	3 years